Private Placements	1 Months Ended
Mar. 31, 2026
Private Placements [Abstract]
Private Placements
NOTE 4 — PRIVATE PLACEMENTS
The Sponsor, third-party investors and EBC have agreed that they and/or their designees will purchase an aggregate of 400,000 Private Placement Units (140,000 Private Placement Units to be purchased by the Sponsor, 160,000 Private Placement Units to be purchased by third-party investors and 100,000 Private Placement Units to be purchased by EBC and its designees). Additionally, the Sponsor and EBC have agreed that if the over-allotment option is exercised by the underwriter in full or in part, they and/or their designees will purchase from the Company up to an additional 37,500 Private Placement Units (28,125 Private Placement Units to be purchased by the Sponsor and 9,375 Private Placement Units to be purchased by EBC or its designees) at a price of $10.00 per unit in an amount that is necessary to maintain in the Trust Account $10.05 per unit sold to the public in the Proposed Public Offering. Each Unit will consist of one ordinary share (each, a “Private Share”), and one-half
of one warrant (each, a “Private Warrant”). The proceeds from the sale of the Private Placement Units will be added to the net proceeds from the Proposed Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units and underlying securities will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions. The Private Placement Units and the underlying securities are deemed compensation by FINRA and are therefore subject to a
180-day
lock-up
pursuant to FINRA Rule 5110(e)(1). Additionally, the Private Placement Units and underlying securities purchased by EBC may not be sold, transferred, assigned, pledged or hypothecated or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a
180-day
period following the effective date of the Proposed Public Offering except to any selected dealer participating in the offering and the bona fide officers or partners of the underwriter and any such participating selected dealer. EBC has agreed that the Private Placement Units and underlying securities it purchases will not be sold or transferred by it (except to certain permitted transferees) until the Company has completed a business combination.